Related Party Transactions (Details) (USD $)	6 Months Ended		38 Months Ended									0 Months Ended			1 Months Ended					1 Months Ended	6 Months Ended					0 Months Ended	6 Months Ended	12 Months Ended		32 Months Ended	38 Months Ended		0 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended						1 Months Ended			6 Months Ended		12 Months Ended		32 Months Ended	38 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended					1 Months Ended								0 Months Ended	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 03, 2013	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013 Options	Mar. 31, 2013 Options	Mar. 31, 2012 Options	Sep. 30, 2013 Options Outstanding options expiring in 2022 with exercise price of $130	Sep. 30, 2013 Options Outstanding options expiring in 2021 with exercise price of $212.50	Nov. 01, 2013 Subsequent Events warrant	Oct. 04, 2013 Subsequent Events	Oct. 02, 2013 Subsequent Events warrant	Nov. 01, 2013 Subsequent Events warrant	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share	Aug. 14, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Sep. 30, 2013 Series B Warrants	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights warrant	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights Example	Sep. 30, 2013 Conway Schatz Warrants expiring in 2014	Sep. 30, 2013 Preferred Stock	Sep. 30, 2013 Quincy Prelude LLC [Member] Common Stock Minimum	Mar. 31, 2013 Quincy Prelude LLC [Member] Common Stock Minimum	Aug. 14, 2013 Buffalo Management Llc [Member]	Sep. 30, 2012 Buffalo Management Llc [Member]	Mar. 31, 2013 Buffalo Management Llc [Member]	Mar. 31, 2012 Buffalo Management Llc [Member]	Mar. 31, 2013 Buffalo Management Llc [Member]	Sep. 30, 2013 Buffalo Management Llc [Member]	Aug. 01, 2012 Buffalo Management Llc [Member]	Apr. 15, 2013 Buffalo Management Llc [Member] Extension Agreement	Sep. 30, 2013 Buffalo Management Llc [Member] Extension Agreement	Sep. 30, 2013 Buffalo Management Llc [Member] Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05 warrant	Sep. 30, 2013 Buffalo Management Llc [Member] Barry Munitz	Mar. 31, 2013 Buffalo Management Llc [Member] Barry Munitz	Sep. 30, 2013 Buffalo Management Llc [Member] Preferred Stock	Aug. 14, 2013 Buffalo Management Llc [Member] Preferred Stock	Aug. 14, 2013 Buffalo Management Llc [Member] Preferred Stock Warrants expiring in 2018 warrant	Sep. 30, 2013 Buffalo Management Llc [Member] Preferred Stock Warrants expiring in 2018	Sep. 30, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member]	Mar. 31, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member]	Sep. 30, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member] Warrants expiring in 2016	Sep. 30, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member] Warrants expiring in 2017	Sep. 30, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC [Member] Warrants expiring in 2018	Nov. 13, 2013 Mr. Brownstein's father	May 31, 2013 Mr. Brownstein's father	Sep. 30, 2013 Brownstein Hyatt Farber Schreck, LLP	May 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Jul. 31, 2011 Brownstein Hyatt Farber Schreck, LLP	Sep. 30, 2013 Brownstein Hyatt Farber Schreck, LLP	Sep. 30, 2012 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2012 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Sep. 30, 2013 Brownstein Hyatt Farber Schreck, LLP	Sep. 30, 2013 Brownstein Hyatt Farber Schreck, LLP Options Outstanding options expiring in 2021 with exercise price of $130	Oct. 04, 2013 Brownstein Hyatt Farber Schreck, LLP Subsequent Events	May 31, 2013 Brownstein Hyatt Farber Schreck, LLP Subsequent Events	Nov. 22, 2011 Grandhaven	Sep. 30, 2013 Grandhaven	Mar. 31, 2013 Grandhaven Conway Schatz Options	Nov. 22, 2011 Grandhaven AWP	Sep. 30, 2013 Grandhaven AWP	Sep. 30, 2013 Very Hungry LLC [Member]	Sep. 30, 2013 Very Hungry LLC [Member] Warrants expiring in 2014	Sep. 30, 2013 Very Hungry LLC [Member] Warrants expiring in 2017	Sep. 30, 2013 Very Hungry LLC [Member] Warrants expiring in 2018	Sep. 30, 2013 Very Hungry LLC [Member] Series B Warrants warrant	Jul. 05, 2012 Very Hungry LLC [Member] Common Stock	Sep. 30, 2013 Scott Reiman Trust	Sep. 30, 2013 Scott Reiman Trust Warrants expiring in 2014	Sep. 30, 2013 Scott Reiman Trust Warrants expiring in 2017	Sep. 30, 2013 Scott Reiman Trust Warrants expiring in 2018	Sep. 30, 2013 Very Hungry and the Scott Reiman 1991 Trust	Sep. 30, 2013 Very Hungry and the Scott Reiman 1991 Trust Preferred Stock	Apr. 15, 2013 Karlsson Extension Agreement	Sep. 30, 2013 Karlsson Extension Agreement
Related Party Transactions
Voting interest held by a stockholder in a related party (as a percent)																																										100.00%	100.00%
Economic interest held by a stockholder in a related party (as a percent)																																										82.50%	75.00%
Number of shares owned by related party																																						15,000,000
Liquidation value	$ 15,000,000		$ 15,000,000																																			$ 15,000,000																																							$ 5,500,000
Non-voting economic interest held by a stockholder in a related party (as a percent)																																				17.50%	15.00%
Beneficial ownership held by stockholder in reporting entity (as a percent)																								5.00%	5.00%
Amount paid to related party																											1,100,000	1,100,000	300,000	1,400,000	1,400,000																					1,400,000	1,700,000	3,600,000	500,000	4,300,000	5,700,000
Amount due to related party																															0
Percentage of gross revenue interest																										1.00%							2.00%	1.00%																																												1.00%	2.00%
Number of shares of redeemable preferred stock issued																							15,000,000															15,000,000	15,000,000
Number of warrants issued												200		200	400					1,650,348															781,887					1,005,283																														916,668
Exercise price (in dollars per share)																$ 3.50	$ 3.50	$ 4.05	$ 6.00	$ 4.05	$ 4.00											$ 130.00			$ 4.05					$ 7.20	$ 4.05			$ 187.50	$ 130.00	$ 4.05																					$ 6.00	$ 15.00	$ 4.05	$ 6.00			$ 6.00	$ 15.00	$ 4.05
Share price (in dollars per share)																				$ 4.05	$ 3.00																																																		$ 130.00
Strike price (in dollars per share)												$ 2.34		$ 3.06							$ 3.00
Number of additional warrants issued to investor on reduction of strike price																					100
Exercise price after issuance of common stock (in dollars per share)																					$ 3.00
Maximum exercise price per share protected from anti-dilution																		$ 3.50
Gain recorded for the change in fair value of the warrants	(5,051,000)	(5,619,000)	(11,017,000)																																					500,000
Warrants outstanding (in shares)																1,787,171		1,787,171	1,031,466	3,936,677	300																							36,271	35,410	1,787,171																					739,337			916,668			177,331
Common stock outstanding	4,174,039		4,174,039	114,969,415	1,451,914	789,783																																				63,763
Preferred Stock 8% Cumulative Outstanding (in shares)	15,000,000		15,000,000																				15,000,000																			15,000,000
Annual cumulative dividend (as a percent)																																						8.00%				8.00%
Number of shares issued to a related party																																																	49,875	15,640	6,000									15,640
Stock issued for services (in shares)													1,500																																														34,483
Exercise price (in dollars per share)							$ 160.83	$ 160.71	$ 212.50	$ 130.00	$ 212.50											$ 130.00																																				$ 130.00					$ 130.00
Number of shares held by related party										4,000	2,000											2,800																									105,998	35,563										2,400					2,800
Amount due to related party included in accrued liabilities and account payable																											0		25,000		0																		500,000			500,000	800,000	800,000	300,000	800,000	500,000
Amount payable to related party for services rendered																																																	$ 400,000			$ 400,000		$ 200,000		$ 200,000	$ 400,000
Number of shares of common stock issued	4,174,039		4,174,039	114,969,415	1,451,914	789,783																																																												891,112					96,154	199,086				1,090,198
Right to purchase number of shares																																52,409																																				96,833	1,095,314					37,874	262,713	2,409,402
Number of additional shares of common stock called by each warrant																			1																																																			1
Number of additional Series A Warrants called by each warrant (in shares)																			1																																																			1
Overriding royalty interest (as a percent)																																																													1.00%	1.00%
Assigned royalty interest (as a percent)																																																																1.388%	1.388%